Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
BondBloxx USD High Yield Bond Industrial Sector ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	7.24%	12.28%
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	6.74%	11.69%
BondBloxx USD High Yield Bond Healthcare Sector ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	9.74%	13.23%
BondBloxx USD High Yield Bond Financial & REIT Sector ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	8.24%	13.77%
BondBloxx USD High Yield Bond Energy Sector ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	7.22%	12.11%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	7.58%	15.25%
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	6.00%	12.18%
BondBloxx USD High Yield Bond Sector Rotation ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	7.35%